Mortgage Banking Activities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Banking Activities (Textual) [Abstract]
Amortization	$ (264,000,000)	$ (228,000,000)	$ (264,000,000)
Commercial Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Fair value residential amortized MSR	1,440,000,000	1,371,000,000
Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization	(50,000,000)	(5,000,000)
Fair value residential amortized MSR	316,000,000	441,000,000
Liability for mortgage loans repurchase losses [Member]
Mortgage Banking Activities (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	2,100,000,000
Amortized [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization	(264,000,000)	(228,000,000)	(264,000,000)
Valuation allowance	37,000,000	3,000,000	0	0
Fair value residential amortized MSR	1,756,000,000	1,812,000,000	1,261,000,000	1,555,000,000
Amortized [Member] | Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Balance of amortized MSRs	350,000,000	400,000,000
Valuation allowance	$ 37,000,000	$ 3,000,000